CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Oct. 31, 2011	Oct. 31, 2010
Current assets:
Cash and cash equivalents	$ 3,527	$ 2,649
Short-term restricted cash and cash equivalents	0	1,550
Accounts receivable, net	860	869
Inventory	898	716
Other current assets	284	385
Total current assets	5,569	6,169
Property, plant and equipment, net	1,006	980
Goodwill	1,567	1,456
Other intangible assets, net	429	494
Long-term investments	117	142
Other assets	369	455
Total assets	9,057	9,696
Current liabilities:
Accounts payable	472	499
Employee compensation and benefits	424	395
Deferred revenue	389	358
Short-term debt	253	1,501
Other accrued liabilities	299	330
Total current liabilities	1,837	3,083
Long-term debt	1,932	2,190
Retirement and post-retirement benefits	329	477
Other long-term liabilities	643	710
Total liabilities	4,741	6,460
Commitments and contingencies (Note 17)
Stockholders' equity:
Preferred stock; $0.01 par value; 125 million shares authorized; none issued and outstanding	0	0
Common stock; $0.01 par value; 2 billion shares authorized; 591 million shares at October 31, 2011 and 579 million shares at October 31, 2010 issued	6	6
Treasury stock at cost; 244 million shares at October 31, 2011 and 233 million shares at October 31, 2010	(8,535)	(8,038)
Additional paid-in-capital	8,265	7,904
Retained earnings	4,456	3,444
Accumulated other comprehensive income (loss)	116	(88)
Total stockholders' equity	4,308	3,228
Non-controlling interest	8	8
Total equity	4,316	3,236
Total liabilities and equity	$ 9,057	$ 9,696